14. Loans, Debentures, and Finance Leases (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
SummaryOfLoansLineItems [Line Items]
Loan maturity, amount	R$ 320.0
Cost in percentage of CDI	R$ 102.9
Loan
SummaryOfLoansLineItems [Line Items]
Loan maturity, date	18-Jul
Loan maturity, amount	R$ 60.0
Cost in percentage of CDI	R$ 103.0
Loan
SummaryOfLoansLineItems [Line Items]
Loan maturity, date	18-Sep
Loan maturity, amount	R$ 80.0
Cost in percentage of CDI	R$ 101.5
Loan
SummaryOfLoansLineItems [Line Items]
Loan maturity, date	18-Nov
Loan maturity, amount	R$ 80.0
Cost in percentage of CDI	R$ 101.4
Loan
SummaryOfLoansLineItems [Line Items]
Loan maturity, date	22-Jun
Loan maturity, amount	R$ 100.0
Cost in percentage of CDI	R$ 105.0